Cover	12 Months Ended
Jun. 29, 2025
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	LAM RESEARCH CORPORATION
Entity Central Index Key	0000707549